Trade and other receivables - Contract assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
At January 1, 2018	$ 1,004
Additions to contract assets	9,030
Invoiced during the year	(940)
At December 31, 2018	$ 9,094